SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

NOTE 35 – SUBSEQUENT EVENTS

1.	The General Meeting of Shareholders that took place on March 20, 2024, approved the following:

Net income for period ended December 31, 2023 included in the unconsolidated financial statements of Grupo Aval	Ps.	723,037
Occasional reserve release at the disposal of the General Meeting of Shareholders	Ps.	7,220,883
Total Income available for disposal of the General Meeting of Shareholders	Ps.	7,943,920
Dividends

To distribute a cash profit of Ps. 2 per share per month during the months of April 2024 to March 2025, both months included over 23,743,475,754 shares subscribed and paid as of the date of this meeting.

Total dividends declared	Ps.	569,843
Total shares outstanding		23,743,475,754

To Occasional reserve at the disposal of General Meeting of Shareholders	Ps.	7,374,077

2.	In a meeting held on February 26, 2024, Grupo Aval’s Board of Directors approved the presentation of the consolidated financial statements under Colombian IFRS and the accompanying notes for the period ended December 31, 2023, for consideration of the General Meeting of Shareholders.